Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of earnings per share

	December 31, 2018	December 31, 2017	December 31, 2016
Loss attributable to owners of the Company	(11,496,401)	(24,409,474)	(30,662,251)
Weighted average number of shares outstanding *	15,900,865	4,374,187	3,432,928
Basic and diluted loss per share	(0.72)	(5.58)	(8.93)

* The basic and diluted loss per share for the year ended December 31, 2017 and the year ended December 31, 2016 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018.